Loans and Related Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 417,631		$ 383,904	$ 378,297
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	392,532	$ 32,603	332,904
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	11,606		34,456
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,389		14,970
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,104		1,574
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	46,563		45,802	40,827
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	42,757		34,826
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,992		8,692
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	814		2,280
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			4
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	141,295		140,369	123,711
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	125,352		114,299
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,590		17,928
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,459		7,189
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	894		953
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	36,688		28,403	35,206
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	34,131		22,470
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			3,297
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,528		2,636
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	29
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	163,548		146,888	154,905
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	160,774		139,861
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	24		3,551
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,569		2,859
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	181		617
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,408		9,398	10,032
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,389		9,360
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			32
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	19		6
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	19,129		13,044	$ 13,616
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 19,129		12,088
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			$ 956